Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets
Prepaid gold		$ 7.1
Oil & gas well equipment, net	$ 12.7	14.0
Furniture and fixtures, net	0.6	0.7
Debt issue costs	1.9	1.6
Other assets	$ 15.2	$ 23.4